Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	$ 619,458	$ 620,048
Balance as at April 1, 2022	643,399	619,458
Impairment and accumulated depletion
Capitalized expenditures	51,125	42,254
Environmental rehabilitation	260	(248)
Foreign currency translation impact	(27,444)	(42,596)
Cost [Member] | Producing and development properties Ying Mining District [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	402,012	397,335
Balance as at April 1, 2022	426,560	402,012
Impairment and accumulated depletion
Capitalized expenditures	44,633	35,632
Environmental rehabilitation	89	(224)
Foreign currency translation impact	(20,174)	(30,731)
Cost [Member] | Producing and development properties BYP [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	63,864	65,092
Balance as at April 1, 2022	63,186	63,864
Impairment and accumulated depletion
Capitalized expenditures
Environmental rehabilitation	20	(36)
Foreign currency translation impact	(698)	(1,192)
Cost [Member] | Producing and development properties GC [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	120,118	124,906
Balance as at April 1, 2022	120,557	120,118
Impairment and accumulated depletion
Capitalized expenditures	6,202	4,839
Environmental rehabilitation	151	12
Foreign currency translation impact	(5,914)	(9,639)
Cost [Member] | Exploration and evaluation properties Kuanping [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	13,253	13,380
Balance as at April 1, 2022	12,885	13,253
Impairment and accumulated depletion
Capitalized expenditures	290	907
Environmental rehabilitation
Foreign currency translation impact	(658)	(1,034)
Cost [Member] | Exploration and evaluation properties La Yesca [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	20,211	19,335
Balance as at April 1, 2022	20,211	20,211
Impairment and accumulated depletion
Capitalized expenditures		876
Environmental rehabilitation
Foreign currency translation impact
Impairment and accumulated depletion [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	(316,032)	(293,600)
Balance as at April 1, 2022	(324,566)	(316,032)
Impairment and accumulated depletion
Impairment		(20,211)
Depletion	(20,784)	(21,087)
Foreign currency translation impact	12,250	18,866
Impairment and accumulated depletion [Member] | Producing and development properties Ying Mining District [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	(150,862)	(143,264)
Balance as at April 1, 2022	(161,657)	(150,862)
Impairment and accumulated depletion
Impairment
Depletion	(18,379)	(18,689)
Foreign currency translation impact	7,584	11,091
Impairment and accumulated depletion [Member] | Producing and development properties BYP [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	(56,911)	(57,521)
Balance as at April 1, 2022	(56,550)	(56,911)
Impairment and accumulated depletion
Impairment
Depletion
Foreign currency translation impact	361	610
Impairment and accumulated depletion [Member] | Producing and development properties GC [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	(88,048)	(92,815)
Balance as at April 1, 2022	(86,148)	(88,048)
Impairment and accumulated depletion
Impairment
Depletion	(2,405)	(2,398)
Foreign currency translation impact	4,305	7,165
Impairment and accumulated depletion [Member] | Exploration and evaluation properties Kuanping [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022
Balance as at April 1, 2022
Impairment and accumulated depletion
Impairment
Depletion
Foreign currency translation impact
Impairment and accumulated depletion [Member] | Exploration and evaluation properties La Yesca [Member]
Mineral Rights and Properties (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance as at April 1, 2022	(20,211)
Balance as at April 1, 2022	(20,211)	(20,211)
Impairment and accumulated depletion
Impairment		(20,211)
Depletion
Foreign currency translation impact
Carrying amounts [Member]
Carrying amounts
Carrying amounts	318,833	303,426
Carrying amounts [Member] | Producing and development properties Ying Mining District [Member]
Carrying amounts
Carrying amounts	264,903	251,150
Carrying amounts [Member] | Producing and development properties BYP [Member]
Carrying amounts
Carrying amounts	6,636	6,953
Carrying amounts [Member] | Producing and development properties GC [Member]
Carrying amounts
Carrying amounts	34,409	32,070
Carrying amounts [Member] | Exploration and evaluation properties Kuanping [Member]
Carrying amounts
Carrying amounts	12,885	13,253
Carrying amounts [Member] | Exploration and evaluation properties La Yesca [Member]
Carrying amounts
Carrying amounts